Segment Reporting - Schedule of Reconciliation of Adjusted EBITDA (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Adjusted EBITDA	$ 68,485
Fair value purchase price adjustments	1,601
Dividend received from joint venture	176
Unallocated corporate expenses	3,868
Stock-based compensation	663	$ 217
Depreciation of property, plant and equipment	1,057	409
Amortization of intangibles	24,922	34,242
Loss on disposal of intangibles (Note 9)	21,916
Impairment losses on intangibles (Note 9)	4,350
Special charges	(294)
Results from operations	10,226	18,971
Finance income	(703)	(548)
Finance expense	1,053
Foreign exchange loss (gain)	(204)	(103)
Other expense (income)	(390)
Income before income taxes	10,470	19,622
Current income tax expense (recovery)	7,195	5,539
Deferred income tax expense (recovery)	(6,951)	3,031
Income tax expense	244	8,570
Net income	10,226	$ 11,052
Operating Segments [Member] | Technology [Member]
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Adjusted EBITDA	64,733
Depreciation of property, plant and equipment	339
Amortization of intangibles	20,611
Loss on disposal of intangibles (Note 9)	21,916
Impairment losses on intangibles (Note 9)	4,350
Results from operations	17,461
Finance income	(614)
Finance expense	932
Foreign exchange loss (gain)	(475)
Income before income taxes	17,618
Current income tax expense (recovery)	6,461
Deferred income tax expense (recovery)	3,722
Income tax expense	10,183
Net income	7,435
Operating Segments [Member] | Mobility [Member]
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Adjusted EBITDA	1,868
Depreciation of property, plant and equipment	627
Amortization of intangibles	2,292
Results from operations	(2,295)
Finance income	(3)
Finance expense	113
Foreign exchange loss (gain)	829
Other expense (income)	(390)
Income before income taxes	(2,844)
Current income tax expense (recovery)	276
Deferred income tax expense (recovery)	(1,761)
Income tax expense	(1,485)
Net income	(1,359)
Operating Segments [Member] | Factory [Member]
Segment Reporting Reconciling Item For Operating Profit Loss From Segment To Consolidated [Line Items]
Adjusted EBITDA	1,884
Depreciation of property, plant and equipment	89
Amortization of intangibles	2,019
Results from operations	(932)
Finance expense	10
Foreign exchange loss (gain)	42
Income before income taxes	(984)
Current income tax expense (recovery)	458
Deferred income tax expense (recovery)	(755)
Income tax expense	(297)
Net income	$ (687)